Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended
	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019
Contract balances [Line Items]
Accounts Receivable, Net	SFr 952	SFr 841		SFr 880
Contract with Customer, Liability	53	58		53
Contract with Customer, Liability, Revenue Recognized	12	SFr 11	SFr 14
Bank
Contract balances [Line Items]
Accounts Receivable, Net	983		886	859
Contract with Customer, Liability	SFr 53		53	58
Contract with Customer, Liability, Revenue Recognized			SFr 14	SFr 12	SFr 11